Equity Incentive Plan (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 78,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 months